Consolidated statements of changes in equity (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity		€ 12,023	€ 13,453	€ 11,725
Reserve of exchange differences on translation [Member]
Equity	[1]	392	1,234	1,058
Reserve of exchange differences on translation [Member] | Investment in associates [Member]
Equity		€ 46	€ 40	€ 34

[1]	Cumulative translation adjustments related to Investments in associates were EUR 46 million at December 31, 2017 (2016: EUR 40 million, 2015: EUR 34 million).